Leases - Additional Information (Details)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Weighted average remaining lease term	3 years 1 month 6 days	3 years 2 months 12 days	4 years
Weighted average discount rate of ROU assets and lease liabilities	10.00%	9.90%	9.80%